FINANCIAL RISK MANAGEMENT (Tables)	9 Months Ended
Sep. 30, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF COMPANY REMAINING CONTRACTUAL MATURITIES FOR ITS FINANCIAL LIABILITIES

The following table details the Company’s remaining contractual maturities for its financial liabilities. The table has been drawn up based on undiscounted cash flows of financial liabilities based on the earliest date on which the Company can be required to pay. The table includes both interest and principal cash flows. To the extent that interest flows are at a floating rate, the undiscounted amount is calculated based on interest rate at the end of the reporting periods:

	As of September 30, 2025
		More than 1	Total contractual
	Within 1 year	year but less than 5 years	undiscounted cash flow	Carrying amount
	USD’000	USD’000	USD’000	USD’000
Trade payables	1,930	—	1,930	1,930
Amounts owed to related parties	391	—	391	391
Lease liabilities	463	939	1,402	1,402
Note payables	2,428	—	2,428	2,428
Total	5,212	939	6,151	6,151

	As of December 31, 2024
		More than 1	Total contractual
	Within 1 year	year but less than 5 years	undiscounted cash flow	Carrying amount
	USD’000	USD’000	USD’000	USD’000
Trade payables	831	—	831	831
Amounts owed to related parties	272	—	272	272
Lease liabilities	457	1,287	1,744	1,744
Note payables	5,187	—	5,187	5,187
Total	6,747	1,287	8,034	8,034

SCHEDULE OF FOREIGN CURRENCY LOSS BEFORE TAXATION
	As of September 30, 2025	As of December 31, 2024
	USD’000	USD’000
Loss before taxation	55	29